Note 9 - Other Disclosures - Staff members - ESOP (Details) - Employee stock option program (ESOP) [member]	Dec. 31, 2022
Statement Line Items [Line Items]
Entitlement for 2021 tranche	156
Entitlement for 2022 tranche	363
Number of employees, entitlement	519